Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
Massachusetts (96.9%)
	Acton & Boxborough MA Regional School District BAN GO	4.250%	7/25/24	1,000	1,002
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	105
	Amherst-Pelham MA Regional School District BAN GO	4.500%	1/30/25	1,199	1,208
	Andover MA GO	4.000%	11/15/33	560	585
	Andover MA GO	2.000%	9/15/34	1,075	914
	Andover MA GO	4.000%	11/15/34	455	475
	Andover MA GO	2.000%	9/15/35	1,085	904
	Andover MA GO	2.000%	9/15/36	1,085	880
	Andover MA GO	2.000%	9/15/37	1,090	858
	Andover MA GO	2.000%	9/15/39	1,110	834
	Andover MA GO	2.000%	9/15/40	1,115	818
	Andover MA GO	2.000%	9/15/41	1,025	732
	Arlington MA GO	2.000%	9/15/40	2,790	2,041
	Arlington MA GO	2.000%	9/15/41	2,800	1,999
	Ashland MA GO	3.000%	8/1/47	3,180	2,648
	Ashland MA GO	2.250%	5/15/51	1,930	1,221
	Ashland MA GO	3.000%	8/1/52	2,890	2,280
	Athol MA BAN GO	4.500%	1/31/25	1,308	1,318
	Attleboro MA GO	2.625%	10/15/50	3,335	2,331
	Bedford MA GO	3.000%	9/15/30	1,200	1,200
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	450
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	483
[1]	Billerica MA (School Project Loan-Chapter 70B) GO TOB VRDO	3.600%	3/1/24	10,405	10,405
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	93
	Boston MA GO	3.125%	4/1/34	240	235
	Boston MA GO	2.000%	11/1/36	2,250	1,817
	Boston MA GO	2.000%	11/1/37	2,205	1,728
	Boston Water & Sewer Commission Water Revenue	4.000%	11/1/41	1,000	1,042
	Braintree MA GO	3.000%	6/1/34	1,810	1,741
	Braintree MA GO	3.000%	6/1/36	1,790	1,671
	Braintree MA GO	3.000%	6/1/37	395	361
	Braintree MA GO	3.375%	6/1/37	120	114
	Braintree MA GO	4.000%	6/1/42	625	635
	Bridgewater MA BAN GO	4.250%	9/23/24	1,600	1,606
	Bristol County MA GO	5.250%	6/1/45	4,405	4,941
	Bristol County MA GO	4.000%	6/1/51	9,485	9,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brockton MA GO	4.000%	8/1/47	4,470	4,396
	Brookline MA GO	3.000%	3/15/34	815	803
	Brookline MA GO	3.000%	3/15/35	3,800	3,711
	Brookline MA GO	2.000%	2/15/39	3,725	2,819
	Brookline MA GO	2.000%	2/15/40	6,645	4,901
	Brookline MA GO	2.000%	2/15/41	6,755	4,870
	Burlington MA GO	2.750%	1/15/41	600	487
	Burlington MA GO	2.750%	1/15/42	620	495
	Burlington MA GO	2.750%	1/15/43	635	498
	Burlington MA GO	2.750%	1/15/44	655	506
	Burlington MA GO	2.750%	1/15/46	1,360	1,038
	Burlington MA GO	2.750%	1/15/50	2,565	1,875
	Canton MA GO	2.500%	3/15/38	150	127
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	506
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,580
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,091
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	962
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,205
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,038
	Chicopee MA GO	3.000%	8/15/35	380	355
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	225	224
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	496
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,379
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,076
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	4,240	3,994
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	955	982
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	2,500	2,512
	Commonwealth of Massachusetts GO	5.000%	5/1/25	1,610	1,647
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,000	1,077
	Commonwealth of Massachusetts GO	3.000%	9/1/27	1,580	1,556
	Commonwealth of Massachusetts GO	5.000%	7/1/28	5,155	5,406
	Commonwealth of Massachusetts GO	4.000%	9/1/29	8,710	8,816
	Commonwealth of Massachusetts GO	5.000%	10/1/29	1,600	1,811
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	192
	Commonwealth of Massachusetts GO	5.000%	11/1/30	5,000	5,767
	Commonwealth of Massachusetts GO	5.000%	5/1/31	5,735	6,674
	Commonwealth of Massachusetts GO	5.000%	11/1/31	2,500	2,934
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,000	3,145
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	563
	Commonwealth of Massachusetts GO	5.000%	11/1/32	2,500	2,981
	Commonwealth of Massachusetts GO	5.000%	4/1/33	3,775	4,018
	Commonwealth of Massachusetts GO	5.000%	11/1/34	3,000	3,645
	Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,212
	Commonwealth of Massachusetts GO	3.000%	7/1/35	230	218
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,500	2,616
	Commonwealth of Massachusetts GO	5.000%	11/1/35	3,000	3,619
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,631
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,144
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	163
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,554

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	11/1/36	3,000	3,585
Commonwealth of Massachusetts GO	5.000%	11/1/37	5,000	5,917
Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,292
Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,390
Commonwealth of Massachusetts GO	5.000%	11/1/38	1,000	1,174
Commonwealth of Massachusetts GO	5.000%	1/1/39	2,520	2,729
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	116
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	664
Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,409
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,209
Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,441
Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,641
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	220
Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	18,325
Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,288
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	213
Commonwealth of Massachusetts GO	3.000%	4/1/41	6,005	5,223
Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,843
Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,161
Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,892
Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,687
Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,615
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,613
Commonwealth of Massachusetts GO	3.000%	11/1/42	300	255
Commonwealth of Massachusetts GO	5.000%	1/1/43	3,045	3,199
Commonwealth of Massachusetts GO	2.500%	3/1/43	750	569
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,772
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,820
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,388
Commonwealth of Massachusetts GO	5.250%	9/1/43	12,725	13,673
Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,458
Commonwealth of Massachusetts GO	5.000%	5/1/44	3,000	3,351
Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,629
Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,171
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,385
Commonwealth of Massachusetts GO	3.000%	9/1/46	1,120	917
Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,595
Commonwealth of Massachusetts GO	3.000%	3/1/47	10,080	8,135
Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	6,050
Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,917
Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,142
Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	1,024
Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,672
Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,085
Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,883
Commonwealth of Massachusetts GO	5.000%	1/1/49	7,500	8,220
Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	4,939
Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,740
Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,809
Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,659
Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	16,374
Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,156
Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,630
Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	2,996
Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	16,345
Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,170
Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,584
Commonwealth of Massachusetts GO	5.000%	5/1/53	7,755	8,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/54	12,750	13,880
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.310%	3/7/24	3,200	3,200
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	275	280
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	333
[3,4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	12,115	14,473
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	204
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	4,060
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,582
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,000	5,234
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,875	7,631
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	734
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,055	4,328
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	2,485	2,602
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	31,565	33,350
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	6,825	6,633
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	17,740	19,079
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/53	15,000	16,397
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Enhancement Program)	5.000%	6/1/37	2,530	2,586
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.850%	3/1/24	4,000	4,000
[1]	Commonwealth of Massachusetts Transportation Fund Revenue Fuel Sales Tax (Rail Enhancement Program) TOB VRDO	3.850%	3/1/24	2,415	2,415
	Dedham MA GO	3.000%	6/1/32	890	880
	Dedham MA GO	3.000%	6/1/33	890	878
	Dedham MA GO	3.000%	6/1/34	890	876
	Dedham MA GO	3.000%	6/1/35	880	857
	Dedham MA GO	3.000%	6/1/36	880	842
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,432
	Easthampton MA GO	3.000%	6/1/37	1,190	1,122
	Easthampton MA GO	3.000%	6/1/38	2,200	2,025
	Easthampton MA GO	3.000%	6/1/39	70	63
[5]	Easton MA GO	5.000%	6/1/37	245	281
	Easton MA GO	2.000%	10/15/37	265	203
[5]	Easton MA GO	5.000%	6/1/38	830	940
	Easton MA GO	2.125%	10/15/38	1,155	877
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,140
	Easton MA GO	2.250%	10/15/40	810	603
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,116
	Easton MA GO	2.250%	10/15/41	615	448
	Easton MA GO	2.500%	10/15/46	2,390	1,686
	Fall River MA BAN GO	4.500%	1/30/25	20,000	20,208
	Fall River MA GO	3.000%	12/1/36	2,265	2,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fall River MA GO	3.000%	12/1/37	2,335	2,096
	Fall River MA GO	2.500%	12/1/39	100	80
	Fall River MA GO	2.000%	12/1/40	155	109
	Fall River MA GO	2.000%	12/1/43	105	69
	Foxborough MA GO	3.000%	5/15/41	1,590	1,407
	Framingham MA GO	3.000%	12/15/35	900	847
	Framingham MA GO	2.000%	12/15/39	1,215	882
	Framingham MA GO	2.000%	12/15/40	1,235	874
	Framingham MA GO	2.000%	12/15/41	1,245	862
[5]	Gardner MA GO	2.000%	8/1/39	1,230	897
	Gardner MA GO	4.000%	1/15/45	1,650	1,644
[5]	Gardner MA GO	2.125%	8/1/46	1,160	750
	Gardner MA GO	4.125%	1/15/48	2,930	2,932
	Gloucester MA GO	2.000%	9/15/40	855	610
	Gloucester MA GO	2.125%	9/15/42	885	617
	Gloucester MA GO	2.125%	9/15/43	655	447
	Harvard MA GO	3.000%	8/15/35	1,260	1,231
	Lawrence MA GO	2.250%	2/1/38	1,755	1,393
	Lawrence MA GO	3.000%	2/1/49	3,790	2,912
	Lawrence MA GO	4.000%	6/1/49	1,800	1,767
	Lawrence MA GO	4.125%	6/1/51	2,165	2,156
	Lawrence MA GO	4.125%	6/1/52	2,175	2,159
	Leominster MA GO	3.000%	3/1/42	125	106
	Leominster MA GO	3.000%	3/1/52	4,000	3,031
	Lexington MA GO	3.125%	2/1/37	1,000	966
	Lexington MA GO	3.250%	2/1/38	1,410	1,362
	Lexington MA GO	3.625%	2/1/49	450	418
	Lincoln MA GO	3.125%	3/1/37	1,880	1,813
	Lincoln MA GO	3.250%	3/1/40	1,150	1,085
	Littleton MA GO	3.250%	6/15/38	205	198
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,203
	Lowell MA GO	3.000%	9/1/33	2,170	2,095
	Lowell MA GO	3.000%	9/1/34	2,215	2,127
	Lowell MA GO	4.000%	9/1/40	2,155	2,240
	Lowell MA GO	4.000%	9/1/41	2,365	2,429
	Lowell MA GO	2.125%	9/1/42	1,040	725
	Lowell MA GO	4.000%	9/1/42	1,160	1,184
	Lowell MA GO	2.125%	9/1/43	895	610
	Lowell MA GO	4.000%	8/1/47	4,855	4,775
	Ludlow MA GO	4.000%	2/1/30	855	887
	Ludlow MA GO	4.000%	2/1/31	685	709
	Ludlow MA GO	3.000%	2/1/49	250	194
	Lunenburg Water District BAN GO	4.250%	8/6/24	2,335	2,341
	Marblehead MA GO	3.000%	8/1/39	500	448
	Marlborough MA GO	2.000%	5/15/33	1,510	1,309
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,609
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	16,825	18,253
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,959
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,345
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	600	627
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,472
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,669
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,500	2,537
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,023
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	173
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	1,900	2,144
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,590	8,977
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	10,155	9,989
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	7,985	7,842
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,411
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	690	698
	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	3.250%	3/6/24	10,500	10,500
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/24	2,660	2,674
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.280%	3/6/24	2,700	2,700
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.250%	3/13/24	950	950
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,331
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,456
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,695
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL - MWRA Program)	5.750%	8/1/29	190	192
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,345	5,192
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,271
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	3,025	3,052
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,941
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,273
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,427
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	310	311
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	652
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,003
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,091
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,598
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	359
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	56
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,174
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,896
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,653
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,034
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,538
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	333
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,735
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,859
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	219
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,120	1,133
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	346
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,561
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	756
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	167
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	771
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,134
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	105	116
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	517
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,749
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	457
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	652
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,562
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,350
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	151
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	812
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	975
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	5,000	5,131
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	131
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	317
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,674
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	792
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,428
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	843
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,237
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	720
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,070
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,104
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,127
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,296
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	365
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,110	2,206
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/34	670	785
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,037
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,620
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,012
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,036
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,240
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	492
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	754
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	176
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,512
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	594
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/35	650	759
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	651
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	853
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,803
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,151
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,186
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	505
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	2,680	2,722
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	200	203
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,875
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	515
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,281

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,337
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	625
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,754
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,972
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	415
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,017
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	350
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	1,255	1,499
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,911
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	717
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	550	584
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	859
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,807
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,792
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	285
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	745
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,460	5,539
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,096
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,055	1,260
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,743
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,234
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	148
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,078
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	1,008
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	638
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	24,295	29,454
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,650	2,652
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	442
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,059
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,385	7,411
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,890	4,463
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	936
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	305
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,985	6,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	225	230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,260	6,585
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,455
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	5,036
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,410	2,413
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	2,645	2,648
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,855	4,049
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,600	2,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	755
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,195	3,647
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,368
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	7,780	8,553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	2,012
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	14,560	12,244
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,828
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	24,120	28,333
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	4,040	3,288
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,381
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,998
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,513
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	4,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,530	6,385
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,875
[1]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.950%	3/1/24	19,155	19,155
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.550%	3/1/24	16,165	16,165
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	989
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,020	4,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,679
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	90	92
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	35	36
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	466
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	800	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,957
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,954
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,253
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	320	324
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	980	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	833
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,884
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,760
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,170	1,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,890	3,962
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	303
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	1,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,033
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,197
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,243
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	24,045	27,776
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	400	412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,310	2,383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,461
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	955	983
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	10,000	12,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	540	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	12,640	15,009
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	400	437
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	300	307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	435
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	479
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	377
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	490	496
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	6,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,035	1,109
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,719
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,517
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,425	2,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	414
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	21,910	21,511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,710	4,833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	250	258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	525	532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,483
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	16,290	14,345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	3,715	3,716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,745	7,750
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	15,485	11,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	2,053
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	2,150	2,063
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	11,365	11,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,650	4,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,500	8,168
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,410	2,390
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,614
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	8,080	8,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,350	1,152
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	5,590	5,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	5,345	5,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,390	2,445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	9,630	10,297
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	7,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.850%	3/7/24	10,350	10,350
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.200%	3/7/24	11,905	11,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.250%	3/7/24	1,025	1,025
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/7/24	10,000	10,000
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/7/24	10,500	10,500
	Massachusetts Development Finance Agency Health, Hospital,Nursing Home Revenue	4.000%	3/1/54	4,000	3,881
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	494
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	316
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	338
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	309
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	776
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	751
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,235	1,264
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,500	1,047
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	436
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,000	974
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,450	2,972
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	7,028
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,790
[1,7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.450%	3/13/24	4,200	4,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	187
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/27	680	725
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	204
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/28	1,655	1,778
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	226
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	547
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	254
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	266
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	582
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,257
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,545
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,298
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,554
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,029
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	1,480	1,445
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,745
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,798
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	228
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	181
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	662
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	509
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,726
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	1,000	1,023
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,640
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.600%	3/1/24	800	800
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/1/24	5,190	5,190
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	3/6/24	5,200	5,200
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	3/7/24	2,400	2,400
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.770%	3/1/24	25,250	25,250
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	31,645	31,973
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	619
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,167
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,636
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/28	5,000	5,001
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	3,108
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	559
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	613
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	552
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	653
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	947
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	595
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	675
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	98
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,197
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/36	5,000	5,001
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	603
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	663
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,624
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	436
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,781
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,856
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/39	8,305	8,306
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	379
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	6,125
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	482
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	1,002
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,400
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	7,021
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,526
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,676
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	804
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	3,650	2,768
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,455	3,351
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	649
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,040	2,030
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,275	1,279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,525
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,650	2,043
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	829
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,635	1,688
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	509
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,212
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,030	1,971
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,195	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	740	737
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	11,635	11,234
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	726
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,481
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,282
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,595	13,304
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,500	2,551
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,791
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,904
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,199
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,898
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	982
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,333
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,510
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,542
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,707
[1]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	3/1/24	1,500	1,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	3/7/24	400	400
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	686
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,101
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	909
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	616
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,020
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,015
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,129
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	788
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	558
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,330
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,646
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,620
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,821
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,158
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	130
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	26,052
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,422
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,888
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,644
[6]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	1,000	961
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	769
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	898
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	698
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,058
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,048
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	668
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,430
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,030
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,817
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,528
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	893
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,552
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	569
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	892
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,357
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,085
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,351
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.300%	3/7/24	790	790
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	5,000	5,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	4,335	4,666
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,253
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,170
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,493
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	5,000	5,022
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,449
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,158
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,134
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	418
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,881
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,284
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	1,125	1,274
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	240
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,350
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,774
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,348
	Medford MA GO	3.000%	7/15/32	810	795
	Medford MA GO	3.000%	7/15/33	830	815
	Medford MA GO	3.000%	7/15/34	860	842
	Medford MA GO	3.000%	7/15/35	885	856
	Medford MA GO	3.000%	7/15/36	910	863
	Middleborough MA GO	2.000%	10/1/39	1,450	1,064
	Middleborough MA GO	2.000%	10/1/40	1,450	1,038
	Middleborough MA GO	2.000%	10/1/41	1,450	1,014
	Middleborough MA GO	2.250%	10/1/45	5,800	3,932
	Middleborough MA GO	2.350%	10/1/49	5,050	3,317
	Middleton MA GO	2.000%	12/15/34	3,015	2,531
	Middleton MA GO	2.000%	12/15/35	3,015	2,474
	Middleton MA GO	2.125%	12/15/42	2,635	1,849
	Milford MA GO	2.000%	12/1/34	2,650	2,190
	Milford MA GO	2.000%	12/1/35	2,750	2,220
	Milford MA GO	2.250%	12/1/44	6,600	4,529
	Milford MA GO	2.125%	12/1/48	4,000	2,527
	Milford MA GO	2.500%	12/1/51	5,335	3,589
	Millbury MA GO	4.000%	8/15/41	905	924
	Millbury MA GO	4.000%	8/15/42	905	920
	Millbury MA GO	4.000%	8/15/47	4,390	4,318
	Minuteman Regional Vocational Technical School District GO	4.250%	6/18/24	2,175	2,179
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
	Montague MA GO	2.375%	2/1/38	140	113
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,540
	Natick MA GO	2.125%	8/1/38	100	79

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nauset MA Regional School District GO BAN	5.000%	5/16/24	11,585	11,623
Needham MA GO	3.000%	7/15/35	765	744
New Bedford MA GO	3.000%	3/1/34	335	319
New Bedford MA GO	3.000%	3/1/35	395	369
New Bedford MA GO	3.000%	3/1/37	235	214
New Bedford MA GO	3.250%	12/1/39	100	90
New Bedford MA GO	4.000%	9/1/40	1,460	1,512
New Bedford MA GO	4.000%	9/1/41	1,520	1,557
New Bedford MA GO	4.000%	9/1/42	1,565	1,594
New Bedford MA GO	2.250%	9/1/43	825	578
New Bedford MA GO	3.250%	3/1/44	885	762
New Bedford MA GO	4.000%	4/1/48	4,820	4,743
New Bedford MA GO	4.000%	9/1/52	7,500	7,313
New Bedford MA GO	4.000%	4/1/53	3,955	3,845
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	980
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	1,006
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,034
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,066
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,100
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,132
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,166
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,206
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,151
Norwood MA GO	3.000%	3/15/42	595	507
Norwood MA GO	4.000%	9/15/42	4,285	4,417
Norwood MA GO	4.000%	9/15/47	10,000	10,052
Orange MA GO	3.000%	6/1/36	400	371
Orange MA GO	3.000%	6/1/51	2,795	2,154
Peabody MA GO	3.500%	7/1/37	115	112
Pittsfield MA GO	4.000%	12/1/47	1,390	1,367
Plymouth MA GO	3.000%	5/1/32	1,625	1,607
Plymouth MA GO	2.000%	5/1/34	1,000	848
Quincy MA GO	3.000%	6/1/33	1,330	1,303
Quincy MA GO	3.000%	6/1/34	1,360	1,310
Quincy MA GO	3.000%	7/1/34	200	192
Quincy MA GO	2.000%	7/1/37	170	131
Quincy MA GO	4.000%	6/1/42	390	398
Quincy MA GO	2.000%	1/15/46	3,000	1,880
Quincy MA GO	2.000%	6/1/46	2,155	1,355
Quincy MA GO	5.000%	6/1/47	7,000	8,373
Randolph MA GO	3.375%	9/15/35	830	818
Randolph MA GO	3.375%	9/15/36	785	771
Rockland MA GO	2.200%	8/1/50	1,840	1,150
Rowley MA GO	3.500%	7/15/43	1,625	1,536
Salem MA GO	3.000%	9/15/34	620	588
Salem MA GO	3.000%	9/15/35	585	553
Salem MA GO	3.000%	9/15/36	605	564
Salisbury MA GO	2.000%	8/1/28	400	371
Saugus MA GO	3.000%	9/15/32	800	785
Saugus MA GO	3.000%	9/15/33	980	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saugus MA GO	3.000%	9/15/35	135	131
	Saugus MA GO	3.000%	9/15/36	1,500	1,432
	Sharon MA GO	3.000%	2/15/32	2,040	1,981
	Sharon MA GO	3.125%	2/15/37	155	145
	Somerville MA GO	3.000%	6/1/32	1,050	1,042
	Somerville MA GO	3.000%	6/1/33	750	740
	Somerville MA GO	2.125%	10/15/39	2,670	2,055
	Somerville MA GO	2.000%	6/1/40	1,755	1,288
	Springfield MA GO	2.000%	9/1/34	100	83
	Springfield MA GO	4.000%	3/1/40	1,400	1,447
	Springfield MA GO	4.000%	3/1/41	2,080	2,128
	Springfield MA GO	4.000%	3/1/42	1,155	1,175
[5]	Springfield MA GO	3.500%	3/1/47	210	183
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	159
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	342
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	367
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	419
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/39	625	636
	Stoneham MA GO	2.125%	1/15/37	4,245	3,443
	Stoneham MA GO	2.500%	1/15/52	1,960	1,311
	Stoughton MA GO	3.000%	10/15/32	1,920	1,860
	Stoughton MA GO	3.000%	10/15/35	370	351
	Swampscott MA GO	3.000%	3/1/52	2,500	1,969
	Taunton MA GO	4.000%	8/15/31	915	969
	Taunton MA GO	4.000%	8/15/33	775	816
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,631
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	2,600	2,800
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,092
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	8,190	8,252
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	4,000	4,004
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,295	31,908
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	9,027
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,362
	Upton MA GO	2.250%	8/15/46	150	101
	Wakefield MA GO	4.000%	9/15/47	1,095	1,104
	Watertown MA GO	3.375%	4/15/42	100	93
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	360
	West Springfield MA GO	2.000%	5/15/37	840	650
	West Springfield MA GO	2.000%	5/15/38	840	632
	West Springfield MA GO	2.000%	5/15/39	835	614
	West Springfield MA GO	2.000%	5/15/40	835	599
	West Springfield MA GO	2.000%	5/15/41	835	585
	West Springfield MA GO	2.125%	5/15/42	705	494
	West Springfield MA GO	2.125%	5/15/43	705	484
	West Springfield MA GO	2.250%	5/15/46	2,115	1,416
	Westwood MA GO	4.000%	8/15/52	2,605	2,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weymouth MA GO	3.000%	9/15/37	140	128
	Weymouth MA GO	2.000%	9/15/40	505	358
	Weymouth MA GO	2.000%	9/15/45	2,355	1,509
	Weymouth MA GO	2.250%	9/15/50	5,000	3,171
	Worcester MA GO	3.000%	2/1/32	230	223
	Worcester MA GO	3.000%	2/1/33	2,155	2,085
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,297
[5]	Worcester MA GO	4.000%	2/1/35	4,325	4,628
[5]	Worcester MA GO	5.000%	2/15/37	2,000	2,272
	Worcester MA GO	2.250%	2/1/40	100	75
[5]	Worcester MA GO	4.000%	2/15/40	2,410	2,470
[5]	Worcester MA GO	2.000%	2/15/43	300	199
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,338
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,263
	Worcester MA GO	4.000%	6/1/44	535	537
[5]	Worcester MA GO	4.000%	2/15/45	1,635	1,629
	Worcester MA GO	2.000%	2/1/48	3,140	1,955
	Worcester MA GO	2.000%	2/1/49	3,200	1,956
	Worcester MA GO	2.125%	2/1/50	3,325	2,064
					2,564,471
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	470	451
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	750
					1,201
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	120	119
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,704	4,774
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,842	6,166
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,887
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,953
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	441
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,004	984
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,793	2,704
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	271
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	77
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,152
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	521
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	785
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	310
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,568
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	568
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,423	3,399
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,521	1,791
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	635	634

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	5,053	5,028
				38,132
Total Tax-Exempt Municipal Bonds (Cost $2,667,320)				2,603,804
Total Investments (98.4%) (Cost $2,667,320)				2,603,804
Other Assets and Liabilities—Net (1.6%)				41,505
Net Assets (100%)				2,645,309
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $84,742,000, representing 3.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $410,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	484	51,743	8

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(93)	(11,892)	(57)
				(49)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,603,804	—	2,603,804
Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Futures Contracts[1]	57	—	—	57
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.